Supplement to the
Fidelity® Corporate Bond Fund
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Matthew Bartlett has replaced Michael Plage as a co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Bartlett as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	13
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,349	$116	$12,236
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Corporate Bond Fund ($1,224 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Fidelity® Corporate Bond Fund beneficially owned by Mr. Bartlett was none.

CBDB-16-01 1.924864.102	December 19, 2016

Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
Class A, Class T, Class C, Class I and Class Z
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Investment Grade Bond Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Plage as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	3	31
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$22,834	$769	$25,442
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Investment Grade Bond Fund ($8,834 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Fidelity® Investment Grade Bond Fund beneficially owned by Mr. Plage was none.

ACOM8B-16-02 1.842757.121	December 19, 2016

Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Investment Grade Bond Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Plage as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	3	31
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$22,834	$769	$25,442
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Investment Grade Bond Fund ($8,834 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Fidelity® Investment Grade Bond Fund beneficially owned by Mr. Plage was none.

RCOM8B-16-02 1.872064.117	December 19, 2016

Supplement to the
Fidelity® Corporate Bond Fund
Class A, Class T, Class C and Class I
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Matthew Bartlett has replaced Michael Plage as a co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Bartlett as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	13
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,349	$116	$12,236
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Corporate Bond Fund ($1,224 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Fidelity® Corporate Bond Fund beneficially owned by Mr. Bartlett was none.

ACBD-ACBDIB-16-01 1.924865.104	December 19, 2016

Supplement to the
Fidelity® Series Investment Grade Bond Fund
Class F
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Celso Munoz has replaced Jeffrey Moore as a co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Munoz as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$44,975	$5,367	$3,690
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series Investment Grade Bond Fund ($23,213 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Fidelity® Series Investment Grade Bond Fund beneficially owned by Mr. Munoz was none.

F-COM8B-16-01 1.903401.106	December 19, 2016

Supplement to the
Fidelity® Series Investment Grade Bond Fund
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Munoz as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$44,975	$5,367	$3,690
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Investment Grade Bond Portfolio Portfolio managed by Mr. Munoz ($23,213 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of VIP Investment Grade Bond Portfolio beneficially owned by Mr. Munoz was none.

LIGB-16-01 1.881203.108	December 19, 2016